Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital, Reserves and Other Equity Interests [Abstract]
Components of authorized and issued share capital
The authorized and issued share capital of the Company consists of an unlimited number of common shares, without par value.

	Number of shares	Stated value (in thousands $)

At Dec. 31, 2018	24,306,233	407,775
Issuance of share capital under dividend reinvestment program	6,151	147
Shares acquired and cancelled under normal course issuer bid	(74,060)	(1,715)
Issuance of share capital on conversion of RSUs	81,528	1,654
Shares acquired for equity incentive plan	(182,612)	(4,906)
Shares released on vesting of equity incentive plan	280,399	4,945
At Dec. 31, 2019	24,417,639	407,900
Shares acquired for equity incentive plan	(128,304)	(2,514)
Issuance of share capital on purchase of management contracts	104,720	2,500
Shares released on vesting of equity incentive plan	248,883	4,361
Issuance of share capital on exercise of stock options	150,000	5,159
Shares acquired and canceled under normal course issuer bid	(112,343)	(2,024)
Issuance of share capital on conversion of RSUs and other share based considerations	103,269	2,231
Issuance of share capital under dividend reinvestment program	5,501	145
At Dec. 31, 2020	24,789,365	417,758
Contributed surplus consists of: stock option expense; earn-out shares expense; equity incentive plans' expense; and additional purchase consideration.

Stated value (in thousands $)

At Dec. 31, 2018	42,964
Stock-based compensation	5,392
Issuance of share capital on conversion of RSUs	(251)
Released on vesting of common shares for equity incentive plan	(4,945)
At Dec. 31, 2019	43,160
Share-based contingent consideration related to the Acquisition	4,879
Shares released on vesting of common shares for equity incentive plan	(4,361)
Shares released on exercise of stock options	(2,655)
Stock-based compensation	4,517
Issuance of share capital on conversion of RSUs and other share based considerations	(2,231)
At Dec. 31, 2020	43,309

Summary of changes in Stock option plan
A summary of the changes in the Plan is as follows:

	Number of options	Weighted average exercise price (CAD $)

Options outstanding, Dec. 31, 2018	327,500	25.70
Options exercisable, Dec. 31, 2018	187,500	27.00
Options outstanding, Dec. 31, 2019	327,500	25.70
Options exercisable, Dec. 31, 2019	257,500	26.00
Options exercised during the year ended 2020	(150,000)	23.30
Options expired during the year ended 2020	(15,000)	66.00
Options outstanding, Dec. 31, 2020	162,500	23.61
Options exercisable, Dec. 31, 2020	162,500	23.61

Schedule of outstanding and exercisable options
Options outstanding and exercisable as at December 31, 2020 are as follows:

Exercise price (CAD $)	Number of options outstanding	Weighted average remaining contractual life (years)	Number of options exercisable

23.30	150,000	5.1	150,000
27.30	12,500	5.4	12,500
23.30 to 27.30	162,500	5.1	162,500

Schedule of outstanding and exercisable options
Options outstanding and exercisable as at December 31, 2020 are as follows:

Exercise price (CAD $)	Number of options outstanding	Weighted average remaining contractual life (years)	Number of options exercisable

23.30	150,000	5.1	150,000
27.30	12,500	5.4	12,500
23.30 to 27.30	162,500	5.1	162,500

Schedule of outstanding common shares under Equity incentive plan

Number of common shares

Common shares held by the Trust, Dec. 31, 2018	993,225
Acquired	182,612
Released on vesting	(280,399)
Unvested common shares held by the Trust, Dec. 31, 2019	895,438
Acquired	128,304
Released on vesting	(248,883)
Unvested common shares held by the Trust, Dec. 31, 2020	774,859

Breakdown of share-based compensation expense and corresponding increase to contributed surplus
Of the $57.6 million compensation expense for the year ended December 31, 2020, $4.5 million relates to stock-based compensation, details of which are presented in the table below (in thousands $):

	For the years ended
	Dec. 31, 2020	Dec. 31, 2019

Stock option plan	10	188
EIP	4,507	5,204
Total stock-based compensation	4,517	5,392

Calculation of basic and diluted earnings per common share
The following table presents the calculation of basic and diluted earnings per common share:

	For the years ended
	Dec. 31, 2020	Dec. 31, 2019

Numerator (in thousands $):
Net income - basic and diluted	26,978	10,209

Denominator (Number of shares in thousands):
Weighted average number of common shares	25,464	25,356
Weighted average number of unvested shares purchased by the Trust	(976)	(969)
Weighted average number of common shares - basic	24,488	24,387
Weighted average number of dilutive stock options	163	312
Weighted average number of unvested shares under EIP	1,132	969
Weighted average number of common shares - diluted	25,783	25,668

Net income per common share
Basic	1.10	0.42
Diluted	1.05	0.40